CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Activities:
Net income/(loss)	$ (6,000,003)	$ 1,617,444
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	57,314	151,658
Operating lease asset amortization	648,975	185,827
Patent write off	297,702
Realized (gain) on sale and foreclosure of assets		(2,987,170)
Amortization of deferred financing costs		4,525
Non-cash interest expense		820,035
Amortization of debt discount	1,008,162	1,381,685
Bad debt expense		(141)
Warranty reserve	7,082	(14,261)
Change in fair value of derivatives and (gain) on extinguishment of liabilities, net	(4,047,993)	(4,577,353)
Changes in operating assets and liabilities:
Accounts receivable	(43,711)	(5,398)
Inventories	(57,741)	(539)
Prepaid expenses and other current assets	(301,161)	(524,502)
Accounts payable	(77,173)	(321,576)
Related party payable	(90,834)	(174,339)
Operating lease liabilities	(575,401)	(64,856)
Accrued interest	62,781	1,225,578
Accrued expenses	(292,442)	398,464
Net cash (used in) operating activities	(9,404,443)	(2,884,919)
Investing Activities:
Purchase of property, plant and equipment	(280,317)
Contributions to equity method investment	(21,205)
Proceeds on sale of assets		254,600
Patent activity costs		(156)
Net cash provided by (used in) investing activities	(301,522)	254,444
Financing Activities:
Proceeds from debt issuance		443,200
Repayment of debt		(145,000)
Proceeds from issuance of stock	15,500,000	2,500,000
Net cash provided by (used in) financing activities	15,500,000	2,798,200
Net change in cash and cash equivalents	5,794,035	167,725
Cash and cash equivalents at beginning of period	167,725
Cash and cash equivalents at end of period	5,961,760	167,725
Non-Cash Transactions:
Conversions of preferred stock and convertible notes to equity	6,072,521	647,132
Series 1A preferred stock conversion	100,000
Extinguishment of note payable	$ 193,200
Operating lease assets obtained in exchange for operating lease liabilities		(5,819,489)
Non-cash mortgage derecognition		(6,443,897)
Non-cash property foreclosure		6,443,897
Initial embedded derivative liabilities		(447,903)
Promissory notes exchanged for convertible notes		$ 650,000